Property and equipment (Tables)	12 Months Ended
Mar. 28, 2015
Property, Plant and Equipment [Abstract]
Components of Property and Equipment

The components of property and equipment are as follows:

	As of
	March 28, 2015	March 29, 2014
	(In thousands)
Land	$5,178	$5,887
Buildings	7,664	8,690
Leasehold improvements	41,153	46,779
Equipment and vehicles	2,083	2,269
Molds	934	1,141
Furniture and fixtures	9,914	9,760
Software and electronic equipment	19,911	21,451

	86,837	95,977
Accumulated depreciation	(58,293)	(65,054)

	$28,544	$30,923